Goodwill and Acquired Intangible Assets - Acquired Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Cost Basis	$ 391	$ 450
Intangible assets subject to amortization, Accumulated Impairment and Amortization	(361)	(397)
Intangible assets subject to amortization, Net	30	53
Customer, Services and Lending Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Cost Basis	278	303
Intangible assets subject to amortization, Accumulated Impairment and Amortization	(261)	(270)
Intangible assets subject to amortization, Net	17	33
Software and Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Cost Basis	79	93
Intangible assets subject to amortization, Accumulated Impairment and Amortization	(79)	(93)
Tradenames and Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Cost Basis	34	54
Intangible assets subject to amortization, Accumulated Impairment and Amortization	(21)	(34)
Intangible assets subject to amortization, Net	$ 13	$ 20